Unaudited Condensed Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenue:
Revenues	$ 43,783	$ 43,909
Revenues - related party (Note 4)	33,904	11,597
Total revenues	77,687	55,506
Expenses:
Voyage expenses	3,259	1,776
Voyage expenses related party (Note 4)	284	0
Vessel operating expenses - related party (Note 4)	13,422	14,903
Vessel operating expenses	9,830	79
General and administrative expenses	4,547	5,195
Gain on sale of vessel to third parties	(1,296)	0
Depreciation	24,221	16,350
Operating income	23,420	17,203
Non operating income (expense),net:
Gain from bargain purchase (Note 3)	0	16,526
Other income (expense), net:
Interest expense and finance cost	(18,929)	(16,469)
Gain on interest rate swap agreement (Note 8)	1,447	0
Interest and other income	657	281
Total other expense, net	(16,825)	(16,188)
Net income	6,595	17,541
Preferred interest in net income attributable to preferred unit holders	4,159	0
General Partner's interest in Partnership's net income	49	351
Limited Partners' interest in Partnership's net (loss) / income	2,387	17,190
Net (loss) / income per:
Common units (basic and diluted)	$ 0.03	$ 0.44
Weighted-average units outstanding:
Common units (basic and diluted)	68,186,476	37,958,265
Comprehensive income:
Partnership's net income	6,595	17,541
Other Comprehensive Income:
Unrealized gain on derivative instruments	9,840	8,628
Comprehensive income	$ 16,435	$ 26,169